Borrowings (Details 1) - ARS ($) $ in Millions	Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital	$ 204,802		$ 128,115
Interest	1,815		1,296
Leases	16		4
Borrowings	206,633	[1]	129,415	[1]	$ 112,936
Less Than 1 year [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital	23,865		18,672
Interest	1,714		1,253
Between 1 And 2 Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital	25,722		14,352
Interest	30		4
Between 2 and 3 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital	22,728		14,998
Interest	33		7
Between 3 and 4 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital	18,887		11,918
Interest	5		19
Between 4 and 5 years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital	47,546		10,737
Interest			5
Later Than Five Years [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share capital	66,054		57,438
Interest	$ 33		$ 8

[1]	Includes Ps. 180,814 and Ps. 119,103 as of June 30, 2018 and 2017, respectively, corresponding to the Operations Center in Israel.